Consolidated statements of earnings - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Consolidated statements of earnings [Abstract]
Revenue from products and services	$ 1,868,003	$ 1,474,984
Cost of products and services sold	1,457,336	1,282,635
Depreciation and amortization	177,376	190,415
Cost of sales	1,634,712	1,473,050
Gross profit	233,291	1,934
Administration	172,029	127,566
Exploration	10,578	8,016
Research and development	12,175	7,168
Other operating expense (income)	22,944	(8,407)
(Gain) loss on disposal of assets	514	3,803
Earnings (loss) from operations	15,051	(136,212)
Finance costs	(85,728)	(76,612)
Gain (loss) on derivatives	(72,949)	12,529
Finance income	37,499	6,804
Share of earnings from equity-accounted investee	93,988	68,283
Other income	96,934	21,353
Earnings (loss) before income taxes	84,795	(103,855)
Income tax recovery	(4,469)	(1,201)
Net earnings (loss)	89,264	(102,654)
Net earnings (loss) attributable to:
Equity holders	89,382	(102,577)
Non-controlling interest	(118)	(77)
Net earnings (loss)	$ 89,264	$ (102,654)
Earnings (loss) per common share attributable to equity holders:
Basic	$ 0.22	$ (0.26)
Diluted	$ 0.22	$ (0.26)